Other Commitments and Contingencies - Pledged Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Book value of vessels secured against loans	$ 3,008,680	$ 3,135,891